MANAGING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
MANAGING CAPITAL
Schedule of the capital for the company
	December 31, 2017	December 31, 2016	December 31, 2015
Convertible Note	$20,007,559	—	—
Equity	$(36,475,101)	$(15,462,536)	$57,995,423

Capital	$(16,467,542)	$(15,462,536)	$57,995,423